Related Party Contributions	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Related Party Transactions [Abstract]
Related Party Contributions

NOTE 5 – RELATED PARTY CONTRIBUTIONS

During the six months ended July 31, 2018 and 2017, the Company received contributions totaling $23,545 and $0 from a related party, these contributions are not to be repaid and are recorded under additional paid in capital.

NOTE 6 – RELATED PARTY CONTRIBUTIONS

During the year ended January 31, 2018 and 2017 the Company received contributions totaling $3,500 and $8,050, respectively from a related party, these contributions are not to be repaid and are recorded under additional paid in capital.